Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of effective income tax rate reconciliation
	2013	2012
Current:
Federal	-	-
State	-	-
Deferred benefit	$(80,135)	$(22,560)
Change in valuation allowance	80,135	22,560
Income tax expense	$-	$-

Schedule of deferred tax assets
	2013	2012

Net operating loss carry forwards	$173,374	$93,239
Stock-based compensation	86,250	-
Valuation allowance	(259,624)	(93,239)
Net deferred tax assets	$-	$-